Submission	Aug. 26, 2026
Submission [Line Items]
Central Index Key	0000205402
Registrant Name	GRAYBAR ELECTRIC CO INC
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES